Post-employment Benefits - Post-employment benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Post-employment benefit plans
Defined benefit obligation	$ 2,477,527	$ 2,419,153
Plan assets	1,515,030	1,703,058
Unfunded status of plans	962,497	716,095
Remeasurement adjustments	97,086	284,657
Pensions
Post-employment benefit plans
Defined benefit obligation	2,034,226	1,974,026
Plan assets	1,108,176	1,240,732
Unfunded status of plans	926,050	733,294
Remeasurement adjustments	70,861	84,929
Seniority Premiums
Post-employment benefit plans
Defined benefit obligation	443,301	445,127
Plan assets	406,854	462,326
Unfunded status of plans	36,447	(17,199)
Remeasurement adjustments	$ 26,225	$ 199,728